Note 10 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-interest bearing checking accounts	$ 92,216	$ 88,728
Interest bearing checking accounts	104,274	0
Money market accounts	218,525	260,972
Certificate of deposit accounts	215,843	197,951
Total	631,699	549,248
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 841	$ 1,597